Goodwill and Other Intangibles (Details Narrative) (10-K) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Customer list orginal useful life of asset		$ 102,422
Original useful life of asset	5 years	5 years
Customer list		$ 63,161	$ 83,645
Amortized intangibles		(20,484)
December 31, 2022 [Member]
Amortized intangibles		5,121
January 2023 [Member]
Amortized intangibles		$ 1,707